Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Loss for the year	$ (2,741)	$ (28,859)	$ (3,022)
Items not affecting cash:
Amortization	7	12	14
Share-based payments	969		317
Interest income		(26)	(74)
Reversal of flow-through share premium	(89)
Impairment of exploration and evaluation assets	438	26,510
Equity loss on investment	130
Changes in working capital	(46)	11	21
Other:
Interest received		36	80
Net cash used in operating activities	(1,332)	(2,316)	(2,664)
INVESTING ACTIVITIES
Expenditures on exploration and evaluation assets	(635)	(780)	(14,566)
Short-term investments		2,500
Investment	(121)
Advance	(50)	(24)
Purchase of equipment		(5)
Net cash provided by (used in) investing activities	(806)	1,691	(14,566)
FINANCING ACTIVITIES
Proceeds from issuance of common shares	1,472	1,728	17,500
Share issuance costs	(124)	(344)	(329)
Net cash provided by financing activities	1,348	1,384	17,171
Change in cash for the year	(790)	759	(59)
Cash, beginning of the year	1,098	339	398
Cash, end of the year	$ 308	$ 1,098	$ 339